Long-Term Debt (Details) - Schedule of long-term debt (Parentheticals) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Aria Energy LLC [Member]
Long-Term Debt (Details) - Schedule of long-term debt (Parentheticals) [Line Items]
Net accumulated amortization	$ 6,700	$ 6,208	$ 14,971